CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (171.0)	$ (88.4)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2.5	1.1
Stock-based compensation	30.7	7.3
Amortization of discount on bonds	(1.5)	(0.4)
Provision for bad debts	3.8	1.4
Common shares contribution to the Lemonade Foundation	0.0	12.2
Changes in operating assets and liabilities:
Premium receivable	(46.9)	(30.1)
Reinsurance recoverable	(21.8)	(21.9)
Prepaid reinsurance premium	(58.9)	(85.2)
Deferred acquisition costs	(2.5)	(1.5)
Other assets	(15.0)	(11.4)
Unpaid loss and loss adjustment expense	27.7	11.5
Unearned premium	79.4	47.3
Trade payables	1.6	0.3
Funds held for reinsurance treaties	35.0	52.4
Deferred ceding commissions	13.7	20.9
Ceded premium payable	11.8	14.0
Other liabilities and accrued expenses	16.7	(0.5)
Net cash used in operating activities	(94.7)	(71.0)
Cash flows from investing activities:
Proceeds from short-term investments sold or matured	0.0	55.0
Proceeds from bonds sold or matured	7.9	2.2
Cost of short-term investments acquired	(107.5)	(14.9)
Cost of bonds acquired	(700.1)	(2.9)
Purchases of property and equipment	(7.4)	(3.1)
Net cash (used in) provided by investing activities	(807.1)	36.3
Cash flows from financing activities:
Proceeds from Initial Public Offering and Follow-on Offering, net of underwriting discounts and commissions and offering costs	640.3	338.0
Proceeds from release of shares upon repayment	0.0	1.3
Proceeds from stock exercises	8.7	0.3
Net cash provided by financing activities	649.0	339.6
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1.0	0.5
Net (decrease) increase in cash, cash equivalents and restricted cash	(251.8)	305.4
Cash, cash equivalents and restricted cash at beginning of period	571.4	270.3
Cash, cash equivalents and restricted cash at end of period	319.6	575.7
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 2.1	$ 1.1